Transactions with related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Transactions with related parties are defined and controlled in accordance with the Related-Party Policy approved by Inter&Co’s Board of Directors. The policy defines and ensures transactions involving Inter and its shareholders or direct or indirect related parties. Transactions related to subsidiaries are eliminated in the consolidation process, not affecting the consolidated financial statements. Related-party transactions were undertaken as follows:

	Parent Company (a)		Associates (b)		Key management personnel (c)		Other related parties (d)		Total
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Assets	4,101	3,839	—	1,470,694	(5,984)	16,403	754,975	620,131	753,092	2,111,067
Loans and advances to customers	4,101	3,839	—	—	(5,984)	16,403	641,113	620,131	639,230	640,373
Amounts due from financial institutions	—	—	—	1,470,694	—	—	113,862	—	113,862	1,470,694

Liabilities	(44,710)	(5,261)	—	(9)	(16,179)	(22,391)	(121,747)	(250,608)	(182,636)	(278,269)
Liabilities with customers - Demand deposits	(260)	—	—	—	(54)	(406)	(318)	(47,091)	(632)	(47,497)
Liabilities with customers - Term deposits	(44,450)	(5,261)	—	(9)	(16,125)	(21,985)	(121,429)	(203,517)	(182,004)	(230,772)

	Parent Company (a)			Associates (b)			Key management personnel (c)			Other related parties (d)			Total
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Profit/ (loss)	(2,313)	(1,844)	(444)	—	3,436	(145)	(25,161)	(932)	2,065	(17,194)	(2,247)	60,155	(44,668)	(1,587)	61,631
Interest income	—	—	—	—	3,436	—	543	1,373	1,416	23,414	10,893	61,801	23,957	15,702	63,217
Interest expenses	(2,268)	(1,843)	(408)	—	—	(145)	(1,858)	(2,282)	(298)	(8,404)	(11,237)	(9,246)	(12,530)	(15,362)	(10,097)
Other administrative expenses	(45)	(1)	(36)	—	—	—	(23,846)	(23)	947	(32,204)	(1,903)	7,600	(56,095)	(1,927)	8,511

(a)    Inter&Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)    Entities with significant influence by Inter&Co;
(c)    Directors and members of the Board of Directors and Supervisory Board of Inter&Co; and
(d)    Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controlling shareholder of Inter&Co; companies over which the controlling shareholder or his/hers immediate family members have significant influence; other investors that have significant influence over Inter&Co and their close family members.
Compensation of key management personnel
As of December 31, 2024, an expense was recognized for proceeds in the amount of R$54,021 (R$31,730, as of December 31, 2023; R$29,023, as of December 31, 2022)